LOANS PAYABLE AND LONG TERM DEBT (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 442,399	$ 909,477
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	6.80%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	12.20%
Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	60 months
Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	9 months